Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross	$ 2,087,562	$ 2,946,448
Less: accumulated depreciation and amortization	(1,015,430)	(1,629,846)
Property and equipment, net	1,072,132	1,316,603
Equipment [Member]
Property and equipment, gross	1,099,461	1,839,610
Furniture and Fixtures [Member]
Property and equipment, gross	157,241	252,205
Leasehold Improvements [Member]
Property and equipment, gross	$ 830,860	$ 854,633